Condensed Consolidated Statements of Changes In Shareholders’ Equity (Deficit) (Unaudited) - USD ($)		Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total Shareholders’ Equity (Deficit)
Balance at Apr. 02, 2025
Balance (in Shares) at Apr. 02, 2025
Balance at Jun. 30, 2025			$ 767	24,233	(4,644)	(20,356)
Balance (in Shares) at Jun. 30, 2025			7,666,667
Issuance of Class B Ordinary Shares to Sponsor	[1]		$ 767	24,233		25,000
Issuance of Class B Ordinary Shares to Sponsor (in Shares)	[1]		7,666,667
Net income (loss)					(4,644)	(4,644)
Balance at Apr. 02, 2025
Balance (in Shares) at Apr. 02, 2025
Balance at Dec. 31, 2025	[1]		$ 767	24,233	(46,064)	(21,064)
Balance (in Shares) at Dec. 31, 2025	[1]		7,666,667
Issuance of Class B Ordinary Shares to Sponsor	[1]		$ 767	24,233		25,000
Issuance of Class B Ordinary Shares to Sponsor (in Shares)	[1]		7,666,667
Net income (loss)					(46,064)	(46,064)
Balance at Mar. 31, 2026		$ 67	$ 767	607,037	807,188	1,415,059
Balance (in Shares) at Mar. 31, 2026		665,000	7,666,667
Sale of 665,000 Private Placement Units		$ 67		6,649,933		6,650,000
Sale of 665,000 Private Placement Units (in Shares)		665,000
Fair value of Public Warrants at issuance				1,993,333		1,993,333
Allocated value of transaction costs to Class A Ordinary Shares				(71,718)		(71,718)
Accretion for Class A Ordinary Shares to redemption amount				(7,988,744)		(7,988,744)
Net income (loss)					853,252	853,252
Balance at Dec. 31, 2025	[1]		$ 767	24,233	(46,064)	(21,064)
Balance (in Shares) at Dec. 31, 2025	[1]		7,666,667
Balance at Jun. 30, 2026		$ 67	$ 767		(265,113)	(264,279)
Balance (in Shares) at Jun. 30, 2026		665,000	7,666,667
Balance at Mar. 31, 2026		$ 67	$ 767	607,037	807,188	1,415,059
Balance (in Shares) at Mar. 31, 2026		665,000	7,666,667
Balance at Jun. 30, 2026		$ 67	$ 767		(265,113)	(264,279)
Balance (in Shares) at Jun. 30, 2026		665,000	7,666,667
Accretion for Class A Ordinary Shares to redemption amount				(607,037)	(1,438,108)	(2,045,145)
Net income (loss)					$ 365,807	$ 365,807

[1]	Includes an aggregate of up to 1,000,000 Class B Ordinary Shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option was exercised (Note 5). On February 12, 2026, the Company consummated the Initial Public Offering of 23,000,000 units at $10.00 per Units, including 3,000,000 Units issued pursuant to the exercise by the underwriters of their full over-allotment option; hence, the 1,000,000 shares of Class B Ordinary Shares were no longer subject to forfeiture.